REVENUE - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 11,700	$ 11,100
Maximum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,700	1,800
Maximum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	955	765
Minimum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,000	1,000
Minimum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 3	$ 7